Discontinued Operations - Narrative (Detail) (USD $)	12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	0 Months Ended	6 Months Ended
	Jan. 31, 2013	Jan. 31, 2011	Oct. 31, 2012 Energy	Jul. 31, 2012 Energy	Jan. 31, 2013 Energy	Oct. 31, 2012 Energy Natural Gas Price	Aug. 02, 2013 SolmeteX Subsequent Event	Jul. 31, 2013 SolmeteX Subsequent Event	Jul. 31, 2013 SolmeteX Subsequent Event Other Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from discontinued operation based on the difference between the carrying value as a continuing operation and the expected selling price, less costs to sell	$ (32,589,000)			$ (32,600,000)				$ 8,300,000
Tax benefit related to the loss from discontinued operation				12,500,000
Sale price for discontinued operation			15,000,000
Cash proceeds from sale agreement of discontinued operation	13,500,000	4,800,000	13,500,000				10,600,000
Potential cash proceeds			1,500,000			2,000,000
Minimum agreed upon natural gas price for contingent consideration of additional proceeds						5.25
Accrual associated with certain litigation claims related to discontinued operations					3,900,000
Preferred units of discontinued operation								800,000
Preferred units, percentage yield accruing daily and compounded quarterly								4.00%
Preferred units, valuation amount									$ 400,000